Revenue Recognition	9 Months Ended
Sep. 30, 2019
Revenue [abstract]
Revenue Recognition
Note 23. Revenue Recognition
The Company recognizes revenue when it has transferred to the client control over the good sold or the service rendered. Control refers to the ability of the client to direct and obtain substantially all the transferred product benefits. Also, it implies that the customer has the ability to prevent a third-party from directing the use and obtaining substantially all the benefits of the transferred product. Coca-Cola FEMSA’s management applies the following considerations to analyze the moment in which the control of the good sold or the service is transferred to the client

•	Identify the contract (written, spoken or according to the conventional business practices)

•	Evaluate the goods and services engaged in the client’s contract and identify the related performance obligations.

•
Consider the contract terms and the commonly accepted practices in the business to determine the transaction price. The transaction price is the consideration that the Company expects to be entitled for transferring the goods and services engaged with the client, excluding the collected amount for third parties, such as taxes directly related to the sales. The consideration engaged in a customer’s contract may include fixed amount, variable amounts or both of them.

•
Allocate the transaction price to each performance obligation (to each good or services different) for an amount that represents the part of the benefit that the Company expects to receive in exchange for the right of transferring the goods or services engaged with the client.

•	Recognize revenue when (or while) it satisfied the performance obligation through the transfer of the goods or services engaged.
All of the conditions mentioned above are accomplished normally when the goods are delivered and services are provided to the customer and this moment is considered a point in time. The net sales reflect the units delivered at list price, net of promotions and discounts.
The Company generates revenues for the following principal activities:
Sale of goods.
It includes the sales of goods by all the subsidiaries of the Company, mainly the sale of beverages of the leading brand of Coca-Cola inwhich the revenue is recognized in the point of time those products were sold to the customers
Rendering of services.
It includes the revenues of distribution services that the Company recognizes as revenues as the related performance obligation is satisfied. The Company recognizes revenues for rendering of services during the time period in which the performance obligation is satisfied according with the following conditions:

•	The customer receives and consume simultaneously the benefits, as the Company satisfies the performance obligation;

•	The customer controls related assets, even if the Company improve them;

•	The revenues can be measured reliably; and

•	The Company has the right to payment for the performance completed to date

Sources of revenue	For the nine- month period ended September 30, 2019			For the nine- month period ended September 31, 2018
Revenue sale of products	Ps.	140,571		Ps.	130,252
Services rendered		314			276
Other operating revenues		1,619	(1)		49

Revenue from contracts with customers	Ps.	142,504		Ps.	130,577

(1)	Related tax effect in Brazil – See Note 15.
Variable allowances granted to customers
The Company adjusts the transaction price based on the estimations of the promotions, discounts or any other variable allowances that may be grantable to the customers and are recognized at the moment of sale, this is net of sale. These estimations are based on the commercial agreements celebrated with the customers and in the historical performance predicted for the customer using the expected value method, due to a significant portion of sales are made in cash and the credits sales are based on short term contracts financial components on credit sales are not significant.
Contracts costs
The incremental costs for obtaining a customer contracts are recognized as an asset if the Company expects to recover the costs associated to them. The incremental costs are those in which you incur to obtain a contract and that wouldn’t be generated if the contract hadn’t been obtained. The Company recognizes these costs as an expense in the profit and loss statement when the associated income is realized in a period equal or less than one year. The recognized assets, as previously indicated, is amortized in a systematic way as goods and services are transferred to the client in such way that the asset will be recognized in the profit and loss statement through its amortization in the same period that revenue is accountably recognized.